Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income tax and social contribution
Balance at beginning of period	R$ 91,769	R$ 520
Additions	23,111	91,321
Reversals	(22,909)	(72)
Balance at end of period	R$ 91,971	R$ 91,769